Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2013
Related Party Balances and Transactions [Abstract]
Related Party Balances and Transactions
Note 16 - Related Party Balances and Transactions

The Company carries out transactions with related parties as detailed below.  Until November 2013, the Company's principal shareholder was also the principal shareholder of an affiliated supplier.

One of the Company's customers, Nistec, became a related party in November 2013. The Company sells products to Nistec and pays management fees to Nistec.

The Company's transactions with its related parties were carried out on an arm's-length basis.

A.           Balances with related parties

	December 31
	2013	2012
Trade accounts receivable	26	-
Trade accounts payable	-	1,336

B.           Transactions with related parties

	Year ended December 31
	2013	2012	2011
Cost of revenues (*)	3,402	3,287	2,674
Selling, general and administrative expenses	52	-	-

(*)	The Company's purchases from such supplier accounted for 23.1%, 24.5% and 18.4% of its raw material costs in 2013, 2012 and 2011, respectively.